BRIDGES INVESTMENT FUND, INC.


                        THIRD QUARTER SHAREHOLDER REPORT


                                      1997








                               CONTENTS OF REPORT


      Pages 1 - 3        Shareholder Letter

      Exhibit 1 Portfolio Transactions from July 1, 1997, through September 30, 1997

      Exhibit 2          Quarter-to-Quarter Changes in Financial Data

      Pages F1-F14       Unaudited Financial Statements for the
                         Nine Months Ended September 30, 1997






     This report has been prepared for the information of the shareholders of Bridges Investment Fund, Inc. and is under no circumstances to be construed as an offering of shares of the Fund. Such offering is made only by Prospectus, a copy of which may be obtained by inquiry to the Fund's office.
                         BRIDGES INVESTMENT FUND, INC.
                              8401 West Dodge Road
                             Omaha, Nebraska 68114

                            Telephone  402-397-4700
                            Facsimile  402-397-8617



                                   Directors


                              Frederick N. Backer
                              Edson L. Bridges II
                              Edson L. Bridges III
                              N. P. Dodge, Jr.
                              John W. Estabrook
                              Jon D. Hoffmaster
                              John J. Koraleski
                              Roger A. Kupka
                              Gary L. Petersen
                              Roy A. Smith
                              L.B. Thomas



                                    Officers


                    Edson L. Bridges II - Chairman and
                                            Chief Executive Officer
                    Edson L. Bridges III - President
                    Douglas P. Person - Vice President
                    Rosemary M. Teckmeyer - Vice President
                    Mary Ann Mason - Secretary
                    Kathleen J. Stranik - Assistant Secretary
                    Nancy K. Dodge - Treasurer



                                    Auditor


                              Arthur Andersen LLP
                              1700 Farnam Street
                              Omaha, Nebraska 68102



                               Corporate Counsel


                         Baird, Holm, McEachen,
                          Pedersen, Hamann & Strasheim
                         1500 Woodmen Tower
                         Omaha, Nebraska 68102
Shareholder Letter           1              October 27, 1997






                                                                October 27, 1997


Dear Shareholder:

Third Quarter and Nine Months, 1997 Review
------------------------------------------

     The net asset value per share of the Fund was $29.37 on September 30, 1997. This price represented a record high point for any calendar quarter reporting date. The $29.37 net asset value per share was 4.5% above the $28.11 price for June 30, 1997, and it was 19.6% up from the year-end, 1996 valuation of $24.56 per share. The cash amounts distributed from 1997 investment income during the first nine months of the year were $.2875 per share. Thus, the total value improvement that developed from the January 1 through September 30, 1997 operations for the Fund was $5.0775 per share. This number was derived by combining $4.81 in price appreciation ($29.37 less $24.56 equals $3.55) with $.2675 in dividend income distributions. When compared to the beginning net asset value of $24.56, this $5.0775 per share increase in value resulted in a 20.7% total return for the Fund for the First Nine Months of 1997.

     The upward trend for common stocks during the Third Quarter of 1997 and for this year as a whole was fueled by strong corporate profits and favorable interest rates for the economy.

Fund Operations
---------------

     The net assets of the Fund were $36,500,979 on September 30, 1997, setting the highest value for any financial statement in the history of the Fund. Net assets advanced $1,933,588 from the June 30, 1997 total of $34,567,391, an increase of 5.6% for the Third Quarter of 1997. For the First Nine Months of 1997, net assets were up $7,251,498, or 24.8% from the $29,249,481 level at
December 31, 1996. On a trailing twelve months basis (September 30, 1996 to September 30, 1997), net assets grew from $27,451,784 to $36,500,979, a 33.0%
improvement.

     Net investment income was $486,381 for the First Nine Months of 1997, compared to $475,423 for the same period in 1996. Net realized gains on investments for the First Nine Months of 1997 were $222,141, compared to $49,205 for the same time frame in 1996. The net increase in unrealized appreciation on investments was $5,500,602 for the First Nine Months of 1997, compared to $2,091,162 achieved during the first three calendar quarters of 1996.

     Please refer to Exhibits 1 and 2 and pages F-1 through F-14 for specific details covering the Fund's recent portfolio transactions; the historical data with respect to dividends and capital gains distributions; and other financial statement information as of September 30, 1997.


Shareholder Letter                   2                     October 27, 1997


Dividend
--------

     On October 14, 1997, the Board of Directors declared a $.1250 per share dividend on the shares of capital stock outstanding on the October 14, 1997 record date with this income distribution amount to be payable on or about October 27, 1997. This dividend is payable from the net investment income earned during the July - September, 1997 quarter.

Recent Events
-------------

     The general level for stock prices, as measured by the Standard & Poor's 500 Composite Stock Index, moved up to a new all time high of $983.12 on October 10, 1997. The Fund's net asset value per share responded positively by rising to $30.01 on the same date.

     Some portions of the rest of October, 1997 have been less positive. Adjusted for the $.125 per share dividend, the Fund's net asset value per share has fallen 8.4% from the early October peak and 6.4% from the September 30, 1997 closing price of $29.37. Some investors have been making positive assessments about corporate earnings that result in stock purchase decisions, while others have developed negative attitudes concerning future rising wage rate based inflation that will induce heavy stock sales and unanticipated large drops in equity prices from time to time. One such event took place today that resulted in a dividend reinvestment price of $27.36 per share.

Perspective
-----------

     The broad indexes for U.S. stock prices have extended upward trends to new all time highs from low base points that began in 1974, 1982, 1988, 1991, and 1994. The low point for the most recent phase of the 23-year bull market was $435.86 as recorded by the Standard & Poor's 500 Composite Index in 1994. The extraordinary aspect of this last upward movement is the large percentage gain achieved each year in comparison to the price level at the end of the prior year's record high price level. A companion observation would be that the buying power to purchase shares has not diminished as the prices rise. In fact, greater buying capacity, in terms of volume of shares traded, seems to have developed over this upward cycle. A review of chart books on stock prices that cover trading back to 1896 would suggest that the years 1995 through 1997 are and were the best three back to back investment periods in the last century.

Evaluation
----------

     Based upon 1998 earnings estimates for the 72 common stocks held by our Fund at this date, our analysis would indicate only five core holdings that are selling now on a price/earnings basis that is 20% or more greater than the five year average price/earnings ratio for those stocks. The majority of the Fund's holdings are valued at a below the five-year average price/earnings ratios for those companies. Thus, favorable earnings prospects are supporting the asset value for the Fund's portfolio and, most likely, for the U.S. stock market taken as a whole.

Shareholder Letter                       3                  October 27, 1997


     In the event $983.12 on the S & P 500 Composite Index turns out to be the market top, the normal subsequent market correction or sell off is usually one-third of the previous market advance, which would represent a 180 - 200 point decline in the S & P 500 Composite Index. Such a decline would take the Index down to the 780 - 800 level, a drop of 18 - 20% from the peak. At that level, we believe equity valuations would be very attractive, particularly from a three to five year investment perspective.


Several Unusual Days
--------------------

     During the late evening of October 25 and the early morning of October 26, the Omaha, Nebraska area experienced a very heavy snowfall. The unique twist to this storm was that very few leaves had turned their fall colors and fallen off their limbs. The snow clung to these leaves and tree branches, and the result was the most comprehensive damage to trees and property this community may have ever experienced. The electric power outage is pervasive, and our offices were without power for computer and phone services. Nevertheless, our facility was manned and open for business. Communication was possible through cellular phones, and, in the event a future similar circumstance arises, you may reach one or more of the officers on duty at one or more of the following numbers:
Edson L. Bridges II - 680-9214; Edson L. Bridges III - 681-5627; Nancy K. Dodge
- 670-9273; and L. LaVerne Kelsay - 402-0506.

New Electronic Communications
-----------------------------

     At the October 14, 1997 meeting, the Board of Directors authorized two related projects for improved dissemination of information: (1) the electronic posting of the daily net asset value per share to major financial quote and news services; and (2) the creation of a web site on the Internet. The Fund management will be placing these improvements into service when the appropriate vendors have been identified and when computer protocols and legal requirements have been fulfilled.

     With sincere appreciation for your continued investment in our Fund, we are:

                                   Sincerely yours,


                                   Edson L. Bridges II
                                   Chairman


                                   Edson L. Bridges III
                                   President

ELBII:ELBIII:elc




                                   EXHIBIT 1


                         BRIDGES INVESTMENT FUND, INC.


                             PORTFOLIO TRANSACTIONS
                             DURING THE PERIOD FROM
                    JULY 1, 1997, THROUGH SEPTEMBER 30, 1997
                                          Bought or       Held After
                                          Received        Transaction

                                           $1,000 Par      $1,000 Par
                Securities
                                            Value (M)       Value (M)
           Common Stocks Unless             or Shares       or Shares
            Described Otherwise

 (1)<F1>  American International Group       500            1,500
 (2)<F2>  Caterpillar, Inc.                3,000            6,000
      Compaq Computer Corporation          1,000            1,000
      Dell Computer                        1,000            1,000
      EMC Corporation                      1,000            1,000
      Federal Express Corporation          1,000            1,000
      Federal Home Loan Mortgage           4,000           30,000
      First USA Paymentech                 7,000            7,000
      Gap, Inc.                            1,000           15,000
 (3)<F3>  Guilford Mills                   5,083            5,083
      Home Depot                           2,500            5,500
 (4)<F4>  Intel                            4,000            8,000
      MBIA                                 1,000            5,000
      MGIC Investment Corp.                  500            4,500
 (5)<F5>  Solectron Corporation            3,000            5,000
 (6)<F6>  Solutia                          2,400            2,400
      Transaction Systems Architects,      4,000           12,000
         Inc. Class A
      West Teleservices                    5,000           40,000
      Various Issues of Commercial Paper  31,425M           1,990M
       Notes Purchased during 3rd, Qtr.,
       1997
                                            Sold or       Held After
                                            Exchanged     Transaction

                                             $1,000 Par    $1,000 Par
                 Securities
                                              Value (M)     Value (M)
            Common Stocks Unless              or Shares     or Shares
             Described Otherwise

 (7)<F7>  Costco Wholesale Corporation       150M             --
        5.75% due 5/15/2002
 (3)<F3>  Guilford Mills Convertible Debs.   100M             --
        6% due 9/15/2012
      Guilford Mills                       5,083              --
      Microsoft Corporation                  500           7,500
      Solutia, Inc.                        2,400              --
      Various Issues of Commercial Paper  31,830M             --
        Notes Sold or maturing during
        3rd Qtr., 1997


<F1> (1) - Received 500 shares in a 2-for-1 stock split on July 28, 1997.
 <F2>(2) - Received 3,000 shares in a 2-for-1 stock split on July 14, 1997.
 <F3>(3) - Converted 100M Guilford Mills 6% Convertible Debs. - due
           9/15/2012 into 5,083 shares of common stock on July 21, 1997.
 <F4>(4) - Received 4,000 shares in a 2-for-1 stock split on July 14, 1997.
 <F5>(5) - Received 2,000 shares in a 2-for-1 stock split on August 5, 1997.
 <F6>(6) - Received 2,400 shares in a 1-for-5 spin-off from Monsanto.
 <F7>(7) - Bonds called on August 21, 1997 @ 102.56.





                                   Exhibit 2


                         BRIDGES INVESTMENT FUND, INC.


                        HISTORICAL FINANCIAL INFORMATION

                Net     Shares       Net Asset      Dividend/ Capital
Valuation      Assets   Outstanding  Value/Share      Share   Gains/Share
  Date

  07-01-63    $  109,000       10,900    $10.00    $   -      $   -
  09-30-63       109,764       10,900     10.07        -          -
  12-31-63       159,187       15,510     10.13       .07         -
  03-31-64       202,354       19,105     10.59       .07         -
  06-30-64       253,932       23,438     10.83       .07         -
  09-30-64       310,307       28,286     10.97       .07         -
  12-31-64       369,149       33,643     10.97       .07         -
  03-31-65       434,523       38,531     11.28       .075       .028
  06-30-65       491,068       44,667     10.99       .07         -
  09-30-65       558,913       47,710     11.71       .07         -
  12-31-65       621,241       51,607     12.04       .07         -
  03-31-66       661,711       55,652     11.89       .085        -
  06-30-66       643,920       57,716     11.16       .07         -
  09-30-66       592,628       58,610     10.11       .07         -
  12-31-66       651,282       59,365     10.97       .07         -
  03-31-67       728,115       60,181     12.10       .085        -
  06-30-67       753,075       61,364     12.27       .07         -
  09-30-67       823,967       62,810     13.12       .07         -
  12-31-67       850,119       64,427     13.20       .07         -
  03-31-68       812,416       65,607     12.38       .105        -
  06-30-68     1,013,629       72,214     14.04       .07         -
  09-30-68     1,046,852       72,633     14.41       .07         -
  12-31-68     1,103,734       74,502     14.81       .07         -
  03-31-69     1,083,278       77,393     14.00       .15         -
  06-30-69     1,030,784       79,169     13.02       .07         -
  09-30-69     1,063,290       83,291     12.77       .07         -
  12-31-69     1,085,186       84,807     12.80       .07         -
  03-31-70     1,061,534       87,349     12.15       .16         -
  06-30-70       843,133       88,367      9.54       .07         -
  09-30-70       959,114       89,417     10.73       .07         -
  12-31-70     1,054,162       90,941     11.59       .07         -
  03-31-71     1,168,919       91,819     12.73       .16         -
  06-30-71     1,198,777       92,573     12.94       .07         -
  09-30-71     1,200,753       92,723     12.95       .07         -
  12-31-71     1,236,601       93,285     13.26       .07         -
  03-31-72     1,285,684       93,661     13.73       .14        .08
  06-30-72     1,228,951       93,834     13.10       .07         -
  09-30-72     1,208,454       92,258     13.10       .07         -
  12-31-72     1,272,570       93,673     13.59       .07         -
  03-31-73     1,152,089       96,695     11.91       .13        .07
  06-30-73     1,073,939       97,943     10.96       .07         -
  09-30-73     1,131,789       99,353     11.39       .07         -
  12-31-73     1,025,521      100,282     10.23       .07         -
  03-31-74       988,697      101,763      9.72       .14         -
  06-30-74       863,820      101,578      8.50       .07         -
  09-30-74       667,051      101,292      6.59       .07         -
  12-31-74       757,545      106,909      7.09       .07         -
  03-31-75       909,125      106,162      8.56       .14         -
  06-30-75     1,028,687      106,517      9.66       .07         -
  09-30-75       954,187      107,651      8.86       .07         -
  12-31-75     1,056,439      111,619      9.46       .07         -
  03-31-76     1,230,953      115,167     10.69       .16         -
  06-30-76     1,265,767      117,506     10.77       .07         -
  09-30-76     1,313,363      121,229     10.83       .07         -
  12-31-76     1,402,661      124,264     11.29       .08         -
  03-31-77     1,335,592      126,714     10.54       .188       .062
  06-30-77     1,456,451      134,575     10.82       .08         -
  09-30-77     1,450,573      139,402     10.41       .08         -
  12-31-77     1,505,147      145,252     10.36       .08         -
  03-31-78     1,418,417      146,380      9.69       .211       .049
  06-30-78     1,523,758      145,470     10.47       .09         -
  09-30-78     1,672,364      150,729     11.10       .09         -
  12-31-78     1,574,097      153,728     10.24       .09         -
  03-31-79     1,724,695      162,627     10.61       .204       .051
  06-30-79     1,773,427      163,640     10.84       .09         -
  09-30-79     1,913,242      167,426     11.43       .09         -
  12-31-79     1,872,059      165,806     11.29       .09         -
  03-31-80     1,769,935      170,882     10.36       .25        .0525
  06-30-80     1,974,288      169,675     11.64       .10         -
  09-30-80     2,204,689      173,549     12.70       .10         -
  12-31-80     2,416,997      177,025     13.65       .10         -
  03-31-81     2,424,976      184,148     13.17       .29        .0868
  06-30-81     2,356,007      186,307     12.65       .11         -
  09-30-81     2,128,956      183,447     11.61       .11         -
  12-31-81     2,315,441      185,009     12.52       .12         -
  03-31-82     2,165,531      194,140     11.15       .39        .19123
  06-30-82     2,074,816      190,067     10.92       .13         -
  09-30-82     2,262,073      189,837     11.92       .13         -
  12-31-82     2,593,411      195,469     13.27       .13         -
  03-31-83     2,815,081      209,390     13.44       .40        .2500
  06-30-83     3,030,744      212,068     14.29       .15         -
  09-30-83     3,210,564      223,059     14.39       .15         -
  12-31-83     3,345,988      229,238     14.60       .15         -
  03-31-84     3,279,542      247,700     13.24       .32        .5000
  06-30-84     3,322,155      262,695     12.65       .16         -
  09-30-84     3,554,876      263,783     13.48       .16         -
  12-31-84     3,727,899      278,241     13.40       .16         -
  03-31-85     4,058,327      300,068     13.52       .22        .6800
  06-30-85     4,351,707      305,496     14.24       .16         -
  09-30-85     4,260,686      310,379     13.73       .16         -
  12-31-85     4,962,325      318,589     15.58       .16         -
  03-31-86     5,663,449      347,479     16.30       .208       .86227
  06-30-86     6,174,120      365,531     16.89       .16         -
  09-30-86     6,392,215      399,871     15.99       ,16         -
  12-31-86     6,701,786      407,265     16.46       .16         -
  03-31-87     8,766,205      491,228     17.85       .196       .79447
  06-30-87     9,214,305      509,569     18.08       .16         -
  09-30-87     9,921,139      530,566     18.70       .16         -
  12-31-87     7,876,275      525,238     15.00       .14        .24513
  03-31-88     8,649,901      565,608     15.29       .16         -
  06-30-88     9,027,829      574,563     15.71       .15         -
  09-30-88     8,986,977      575,956     15.60       .16         -
  12-31-88     8,592,807      610,504     14.07       .38       1.10967
  03-31-89     9,103,009      618,331     14.72        -          -
  06-30-89     9,531,124      614,861     15.50       .16         -
  09-30-89    10,815,006      652,207     16.58       .16         -
  12-31-89    10,895,182      682,321     15.97       .35       0.53769
  03-31-90    11,000,740      695,558     15.82        -          -
  06-30-90    11,521,748      696,414     16.54       .16       0.02646
  09-30-90    10,534,037      706,268     14.92       .16         -
  12-31-90    11,283,448      744,734     15.15       .35       0.40297
  03-31-91    12,685,391      759,477     16.70        -          -
  06-30-91    12,485,281      766,387     16.29       .16         -
  09-30-91    13,225,379      780,213     16.95       .16         -
  12-31-91    14,374,679      831,027     17.30       .34       0.29292
  03-31-92    14,428,305      851,349     16.95        -          -
  06-30-92    14,691,191      863,019     17.02       .15         -
  09-30-92    15,940,013      910,936     17.50       .16         -
  12-31-92    17,006,789      971,502     17.51       .325      0.15944
  03-31-93    18,071,613    1,008,275     17.92        -          -
  06-30-93    17,621,101      992,755     17.75       .15         -
  09-30-93    17,949,559      999,163     17.96       .15         -
  12-31-93    17,990,556    1,010,692     17.80       .3125     0.17075
  03-31-94    17,777,177    1,021,219     17.41        -          -
  06-30-94    17,953,364    1,033,984     17.36       .14         -
  09-30-94    18,472,176    1,036,473     17.82       .15         -
  12-31-94    18,096,297    1,058,427     17.10       .30       0.17874
  03-31-95    19,835,494    1,072,309     18.50        -          -
  06-30-95    21,416,325    1,076,463     19.90       .14         -
  09-30-95    22,527,409    1,082,829     20.80       .14         -
  12-31-95    24,052,746    1,116,620     21.54       .295      0.19289
  03-31-96    26,025,304    1,148,429     22.66         -         -
  06-30-96    27,108,210    1,157,425     23.42       .1325       -
  09-30-96    27,451,784    1,165,788     23.55       .1325       -
  12-31-96    29,249,488    1,190,831     24.56       .285      0.25730
  03-31-97    30,255,441    1,210,627     24.99         -         -
  06-30-97    34,567,391    1,229,643     28.11       .1325       -
  09-30-97    36,500,979    1,242,731     29.37       .1350       -



                                      F-1


                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS

                               SEPTEMBER 30, 1997
                                  (Unaudited)

                                                     Number      Market
                                                   of Shares      Value
                Title of Security
      COMMON STOCKS - (81.4%)

Aircraft - Manufacturing  - 1.8%
  The Boeing Co.                                  12,000      $   653,250

Amusements - Recreation - Sporting Goods 0.7%
  NIKE, Inc.                                       5,000      $   265,000

Banking and Finance  - 6.6%
  First National of Nebraska, Inc.                   230      $   966,000
  MBNA Corporation                                 5,000          202,500
  NationsBank Corporation                          6,000          371,250
  Norwest Corporation                              6,000          367,500
  State Street Boston Corp.                        8,000          487,500
                                                              -----------
                                                              $ 2,394,750
                                                              -----------

Beverages - Soft Drinks  - 2.7%
  PepsiCo, Inc.                                   24,000      $   973,500

Building Materials - Forest Products  - 0.9%
  Georgia Pacific Corp.                            3,000      $   313,125

Chemicals  - 5.6%
  The Dow Chemical Company                         7,000      $   634,812
  Du Pont (E.I.) De Nemours & Company              8,000          492,500
  Eastman Kodak Company                            7,000          454,563
  Monsanto Company                                12,000          468,000
                                                              -----------
                                                              $ 2,049,875
                                                              -----------

Communications - Radio and Television - 0.4%
  Clear Channel Communications, Inc.*              2,000      $   129,750

Computers - Hardware and Software  - 9.0%
  Cisco Systems, Inc.*                             2,000      $   146,125
  Compaq Computer Corporation *                    1,000           74,750
  Dell Computer Corporation *                      1,000           96,875
  EMC Corporation*                                 1,000           58,375
  HNC Software, Inc.*                              5,000          198,750
  Hewlett-Packard Co.                             12,000          834,750
  International Business Machines Corporation      2,000          212,000
  Microsoft Corporation*                           7,500          992,344
  Sun Microsystems, Inc.*                          4,000          187,250
  Transaction System Architects*                  12,000          487,500
                                                             -------------
                                                              $ 3,288,719
                                                              ------------
    * Nonincome-producing security

                                      F-2

                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                               SEPTEMBER 30, 1997
                                  (Unaudited)

                                                     Number      Market
                                                   of Shares      Value
                Title of Security
       COMMON STOCKS   (Continued)

Drugs - Medicines - Cosmetics  - 8.2%
  Abbott Laboratories                              8,000      $   511,500
  Amgen, Inc.*                                     2,000           95,875
  Bristol-Myers Squibb Co.                         6,000          496,500
  Elan Corporation PLC ADR*                        6,000          300,375
  Johnson & Johnson                               10,000          576,875
  Merck & Co., Inc.                               10,000          999,375
                                                              -----------
                                                              $ 2,980,500
                                                              -----------

Electrical Equipment and Supplies  - 2.2%
  General Electric Co.                            12,000      $   816,750

Electronics  - 4.2%
  Intel Corporation                                8,000      $   738,500
  Motorola, Inc.                                   8,000          575,000
  Solectron Corporation *                          5,000          222,500
                                                              -----------
                                                              $ 1,536,000
                                                              -----------

Energy - Alternate Sources - 0.5%
  CalEnergy Co., Inc. *                            5,000      $   166,250

Finance - Real Estate  - 2.9%
  Freddie Mac                                     30,000      $ 1,057,500

Finance - Services  - 2.3%
  Capital One Financial Corporation               10,000      $   457,500
  First Data Corporation                           7,000          262,937
  First USA Paymentech, Inc. *                     7,000          114,625
                                                              -----------
                                                              $   835,062
                                                              -----------

Food - Miscellaneous Products  - 3.4%
  Philip Morris Companies, Inc.                   30,000      $ 1,246,875

Forest Products & Paper - 0.8%
  Kimberly-Clark Corporation                       6,000      $   293,625

Insurance - Multiline  - 1.5%
  American International Group, Inc.               1,500      $   154,781
  General Re Corp.                                 2,000          397,000
                                                              -----------
                                                              $   551,781
                                                              -----------

    * Nonincome-producing security

                                      F-3


                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                               SEPTEMBER 30, 1997
                                  (Unaudited)
                                                     Number      Market
                                                   of Shares      Value
                Title of Security
       COMMON STOCKS   (Continued)

Insurance - Mortgage - 0.7%
  MGIC Investment Corporation                      4,500      $   257,906

Insurance - Municipal Bond - 1.7%
  MBIA, Inc.                                       5,000      $   627,188

Lumber and Wood Products  - 0.8%
  Weyerhaeuser Company                             5,000      $   297,500

Machinery - Construction & Mining  - 0.9%
  Caterpillar, Inc.                                6,000      $   323,625

Medical - Services - 0.4%
  HealthSouth Corporation *                        5,000      $   133,438

Metal Products - Miscellaneous  - 0.8%
  Nucor Corporation                                5,500      $   289,781

Motion Pictures and Theatres  - 1.5%
  Walt Disney Co.                                  7,000      $   564,375

Petroleum Producing  - 6.7%
  Amoco Corporation                                5,000      $   481,875
  Atlantic Richfield Company                       4,000          341,750
  Chevron Corporation                             10,000          830,625
  Exxon Corporation                                8,000          512,500
  Mobil Corporation                                4,000          296,000
                                                              -----------
                                                              $ 2,462,750
                                                              -----------

Publishing - Newspapers  - 1.2%
  Gannett Co., Inc.                                4,000      $   431,750

Publishing - Electronic  - 1.2%
  Reuters Holdings PLC                             6,000      $   427,500

Retail Stores - Apparel and Clothing  - 2.0%
  Gap, Inc.                                       15,000      $   750,000

Retail Stores - Building Materials and Home
                   Improvement - 0.8%
  Home Depot, Inc.                                 5,500      $   286,687

    * Nonincome-producing security

                                      F-4



                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                               SEPTEMBER 30, 1997
                                  (Unaudited)
                                                     Number      Market
                                                   of Shares      Value
                Title of Security
       COMMON STOCKS   (Continued)

Retail Stores - Department  - 1.7%
  Dayton Hudson Corporation                       10,500      $   632,625

Retail Stores - Variety  - 0.6%
  Albertson's Inc.                                 6,500      $   226,688

Telecommunications  - 4.0%
  GTE Corporation                                 10,000          453,750
  Sprint Corporation                               8,000          400,000
  West Teleservices Corporation*                  40,000          600,000
                                                              -----------
                                                              $ 1,453,750
                                                              -----------

Transportation - Airfreight - 2.0%
  Eagle USA Airfreight, Inc. *                    20,000      $   670,000
  Federal Express Corporation *                    1,000           80,000
                                                              -----------
                                                              $   750,000
                                                              -----------

Transportation - Railroads  - 0.7%
  Union Pacific Corporation                        4,000      $   250,500



       TOTAL COMMON STOCKS (Cost - $14,034,774)               $29,718,375
       PREFERRED STOCKS  (0.8%)

Banking and Finance - 0.4%
  CFC Capital Trust 9.375% Preferred, Series B     5,000      $   133,125

Telecommunications - 0.4%
  AirTouch Communications, Inc. 4.25% Series C     3,000      $   169,313
    Convertible Preferred

       Total Preferred Stocks (Cost - $262,925)               $   302,438

       Total Stocks (Cost - $14,297,699)                      $30,020,813

    *Nonincome-producing security

                                      F-5


                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                               SEPTEMBER 30, 1997
                                  (Unaudited)

                                                   Principal     Market
                                                     Amount       Value
                Title of Security
      DEBT SECURITIES (17.3%)
Broadcast - Radio and Television - 0.1%
  Comcast Corporation 3.375% Step-Up
    Convertible Subordinated Debentures
    due September 9, 2005                         $ 50,000    $    53,250

Food - Miscellaneous Products - 0.3%
  Super Valu Stores, Inc. 8.875%
    Promissory Notes, due June 15, 1999           $100,000    $   104,321

Household Appliances and Utensils - 0.3%
  Maytag Corp., 9.75% Notes,
    due May 15, 2002                              $100,000    $   112,923

Office Equipment and Supplies - 0.3%
  Xerox Corporation, 9.750%
    Notes, due March 15, 2000                     $100,000    $   107,979

Retail Stores - Department - 0.8%
  Dillard Department Stores, Inc. 7.850%
    Debentures, due October 1, 2012               $150,000    $   163,756

  Sears Roebuck & Co.
    9.375% Debentures, due
    November 1, 2011                               100,000        121,938
                                                              -----------
                                                              $   285,694
                                                              -----------

Transportation - Railroads - 0.4%
  Union Pacific Corporation 6.00%
    Notes, due September 1, 2003                  $150,000    $   145,199

U.S. Government - 9.6%
  U.S. Treasury, 8.875% Notes,
    due November 15, 1997                         $200,000        200,812

  U.S. Treasury, 9.000% Notes,
    due May 15, 1998                               200,000        204,188

  U.S. Treasury, 9.125% Notes,
    due May 15, 1999                               200,000        210,250

  U.S. Treasury, 8.750% Notes,
    due August 15, 2000                            200,000        215,062


                                      F-6


                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                               SEPTEMBER 30, 1997
                                  (Unaudited)

                                                   Principal     Market
                                                     Amount       Value
                Title of Security
       DEBT SECURITIES   (Continued)

U.S. Government - (Continued)

  U.S. Treasury, 8.000% Notes,
    due May 15, 2001                               200,000        213,094

  U.S. Treasury, 7.500% Notes,
    due May 15, 2002                               200,000        212,125

  U.S. Treasury, 10.750% Bonds
    due February 15, 2003                          200,000        242,750

  U.S. Treasury, 7.250% Notes,
    due May 15, 2004                               300,000        319,031

  U.S. Treasury, 7.50% Notes,
    due February 15, 2005                          300,000        324,188

  U.S. Treasury, 9.375% Bonds,
    due February 15, 2006                          200,000        242,094

  U.S. Treasury, 7.625% Bonds,
    due February 15, 2007                          300,000        316,453

  U.S. Treasury, 8.75% Bonds,
    due November 15, 2008                          200,000        225,406

  U.S. Treasury, 9.125% Bonds,
    due May 15, 2009                               200,000        231,156

  U.S. Treasury, 7.500% Bonds,
    due November 15, 2016                          300,000        334,032
                                                              -----------
                                                              $ 3,490,641
                                                              -----------


Commercial Paper - Short Term - 5.5%
  General Electric Credit Corp. Commerical
     Paper Note 5.65% due October 7, 1997         $  810,000  $   810,000




                                      F-7

                         BRIDGES INVESTMENT FUND, INC.

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                  (Continued)

                               SEPTEMBER 30, 1997
                                  (Unaudited)

                                                   Principal     Market
                                                     Amount       Value
                Title of Security
       DEBT SECURITIES   (Continued)


  Prudential Funding Corp. Commercial
    Paper Note 5.62% due October 3, 1997           1,180,000  $ 1,180,000
                                                              -----------
                                                              $ 1,990,000
                                                              -----------

      TOTAL DEBT SECURITIES (Cost - $6,172,726)               $ 6,290,007



TOTAL INVESTMENTS IN SECURITIES
  (Cost - $20,470,425)                               (99.5%)  $36,310,820
CASH AND RECEIVABLES
  LESS TOTAL LIABILITIES                              (0.5%)      190,159
                                                              -----------
NET ASSETS, September 30, 1997                      (100.0%)  $36,500,979
                                                              ===========



                   The accompanying notes to financial statements
                     are an integral part of this schedule.




                                      F-8



                         BRIDGES INVESTMENT FUND, INC.


                      STATEMENT OF ASSETS AND LIABILITIES


                               SEPTEMBER 30, 1997

                                  (Unaudited)


                                                       AMOUNT
ASSETS
  Investments, at market value
     Common and preferred stocks (cost $14,297,699) $30,020,813
     Debt securities (cost $6,172,726)                6,290,007

          Total Investments                         $36,310,820

  Cash                                                  103,241
  Receivables
     Dividends and interest                             140,662
     Subscriptions to capital stock                      15,348
                                                    -----------


TOTAL ASSETS                                        $36,570,071
                                                    ===========


LIABILITIES
  Accrued operating expenses                             68,092
   Redemption of Capital Stock                            1,000
                                                    -----------

TOTAL LIABILITIES                                   $    69,092
                                                    -----------


NET ASSETS
  Capital stock, $1 par value - Authorized
   3,000,000 shares,less 726,920 shares redeemed;
   1,969,651 shares issued;1,242,731 shares
   outstanding                                      $ 1,242,731

  Paid-in surplus -
     Excess over par value of amounts received
     from sale of 1,969,651 shares, less
      amounts paid out in redeeming
      726,920 shares                                 19,028,828
                                                    -----------

          Net capital paid in on shares             $20,271,559
                                                    -----------

   Accumulated undistributed net investment income      159,996
  Accumulated net realized gain on investment
     transactions                                       222,141
  Net unrealized appreciation on investments         15,840,395
  Accumulated undistributed equilization amount           6,888
                                                     ----------

TOTAL NET ASSETS                                    $36,500,979
                                                    ===========



NET ASSET VALUE PER SHARE                              $29.37
                                                       ======

OFFERING PRICE PER SHARE                               $29.37
                                                       ======

REDEMPTION PRICE PER SHARE                             $29.37
                                                       ======





                   The accompanying notes to financial statements
                    are an integral part of this statement.



                                      F-9


                         BRIDGES INVESTMENT FUND, INC.



                            STATEMENT OF OPERATIONS


                  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1997

                                  (Unaudited)

                                                        AMOUNT      AMOUNT
INVESTMENT INCOME
   Interest                                             $363,936
   Dividends                                             328,686
                                                        --------


        Total Investment Income                                    $692,622

EXPENSES
   Management fees                                      $124,888
   Custodian fees                                         27,244
   Professional services                                   8,175
   Insurance                                              12,780
   Bookkeeping services                                   11,519
   Printing and supplies                                   8,611
   Dividend disbursing and transfer
        agent fees                                         7,534
   Computer programming                                    3,375
   Taxes and licenses                                        799
   Foreign Taxes Paid                                      1,316
                                                        --------



        Total Expenses                                             $ 206,241
                                                                    --------


           NET INVESTMENT INCOME                                   $ 486,381
                                                                    --------



REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS, NET

   Net realized gain on transactions in
        investment securities                        $   225,051

   Net increase in unrealized
        appreciation on investments                    5,500,602
                                                     -----------


        NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS            $5,725,653
                                                                   ----------



NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $6,212,034
                                                                   ==========




                   The accompanying notes to financial statements
                    are an integral part of this statement.



                                      F-10



                         BRIDGES INVESTMENT FUND, INC.



                      STATEMENTS OF CHANGES IN NET ASSETS


             FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1997 AND 1996

                                  (Unaudited)


                                                 1997         1996

INCREASE IN NET ASSETS
  Operations -
     Net investment income                   $   486,381  $  475,423
     Net realized gain/(loss) on
      transactions in investment
      securities                                 225,051      49,235
     Net increase in unrealized
       appreciation of investments             5,500,602   2,091,162
                                              ----------   ---------

           Net increase in net assets
           resulting from operations         $ 6,212,034  $2,615,820

  Net equalization credits                         2,157       2,399

  Distributions to shareholders from -
     Net investment income                      (326,386)   (306,632)
     Net realized gain from investment
       transactions                                 -           -
  Equalization                                      -           -
  Net capital share transactions               1,363,686   1,087,451
                                               ---------   ---------


           Total Increase in Net Assets      $ 7,251,491  $3,399,038


NET ASSETS:
  Beginning of year                           29,249,488  24,052,746
                                              ----------  ----------


  End of year (including accumulated
     undistributed net investment income
     of $166,884 and $175,389
     respectively)                           $36,500,979  $27,451,784
                                             ===========  ============





                   The accompanying notes to financial statements
                   are an integral part of these statements.


                                      F-11



                         BRIDGES INVESTMENT FUND, INC.


                         NOTES TO FINANCIAL STATEMENTS


                               SEPTEMBER 30, 1997

                                  (Unaudited)


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


          Bridges Investment Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The primary investment objective of the Fund is long-term capital appreciation. In pursuit of that objective, the Fund invests primarily in common stocks. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     A.  Investments -


               Security transactions are recorded on the trade date at purchase cost or sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

               Securities owned are reflected in the accompanying statement of assets and liabilities and the schedule of portfolio investments at quoted market value. Quoted market value represents the last recorded sales price on the last business day of the calendar year for securities traded on a national securities exchange. If no sales were reported on that day, quoted market value represents the closing bid price. The cost of investments reflected in the statement of assets a and liabilities and the schedule of portfolio investments is the same as the basis used for Federal income tax purposes. The difference between cost and quoted market value of securities is reflected separately as unrealized appreciation (depreciation) as applicable.




                                                 1997          1996    Net

     Change

          Net unrealized appreciation
           (depreciation):

          Aggregate gross unrealized
           appreciation on securities    $16,077,365  $9,166,947

          Aggregate gross unrealized
           depreciation on securities       (236,970)   (238,936)


                         Net              $15,840,395  $8,928,011 $6,912,384



          The net realized gain (loss) from the sales of securities is determined for income tax and accounting purposes on the basis of the cost of specific securities. The gain computed on the basis of average cost would have been substantially the same as that reflected in the accompanying statement of operations.



                                        F-12



     B. Federal Income Taxes -


               It is the Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, including the distribution of substantially all taxable income including net realized gains on sales of investments. Therefore, no provision is made for Federal income taxes.

     C. Distribution To Shareholders -


               The Fund accrues dividends to shareholders on the ex-dividend date.

     D. Equalization -


               The Fund uses the accounting practice of equalization by which a portion of the proceeds received from the sale of capital shares and the amounts paid for the redemption of capital shares, equivalent on a per share basis to the amount of undistributed net investment income on the date of the transactions, is credited or charged to undistributed income. As a result, undistributed net investment income per share is unaffected by sales or redemption of capital shares.

     E. Use of Estimates


               The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



(2)  INVESTMENT ADVISORY CONTRACT


          Under an Investment Advisory Contract, Bridges Investment Counsel, Inc. (Investment Adviser) furnishes investment advisory services and performs certain administrative functions for the Fund. In return, the Fund has agreed to pay the Investment Adviser a fee computed on a quarterly basis at the rate of 1/8 of 1% of the average net asset value of the Fund during the quarter, equivalent to 1/2 of 1% per annum. Certain officers and directors of the Fund are also officers and directors of the Investment Adviser. These officers do not receive any compensation from the Fund other than that which is received indirectly through the Investment Adviser.
          The contract between the Fund and the Investment Adviser provides that total expenses of the Fund in any year, exclusive of stamp and other taxes, but including fees paid to the Investment Adviser, shall not exceed, in total, a maximum of 1 and 1/2% of the average month end net asset value of the Fund for the year. Amounts, if any, expended in excess of this limitation are reimbursed by the Investment Adviser as specifically identified in the Investment Advisory Contract.

                                      F-13



(3)  DIVIDEND DISBURSING AND TRANSFER AGENT


          Effective October 1, 1987, dividend disbursing and transfer agent services are provided by Bridges Investor Services, Inc. (Transfer Agent). The fees paid to the Transfer Agent are intended to approximate the cost to the Transfer Agent for providing such services. Certain officers and directors of the Fund are also officers and directors of the Transfer Agent.




(4)       SECURITY TRANSACTIONS


          The cost of long-term investment purchases during the first six months ended September 30, was:




                                                         1997           1996

      United States government obligations            $    -         $  493,695
      Other Securities                                 4,180,769      1,068,905

                    Total Cost                        $4,180,769     $1,562,600






            Net proceeds from sales of long-term investments during the first six months ended September 30, were:




                                                         1997           1996

      United States government obligations            $    -         $  423,527
      Other Securities                                 1,896,848        882,326


                     Total Net Proceeds               $1,896,848     $1,305,853

                     Total Cost Basis of
                       Securities Sold                $1,671,797     $1,256,618






(5)  NET ASSET VALUE


           The net asset value per share represents the effective price for all subscriptions and redemptions.



                                      F-14


(6)  CAPITAL STOCK


      Shares of capital stock issued and redeemed are as follows:




                                                         1997           1996

            Shares sold                                   75,896         68,242
            Shares issued to shareholders in
              reinvestment of net investment
              income and realized gain from
              security transactions                       16,233         18,250

                                                          92,129         86,492
            Shares redeemed                               40,229         37,323

              Net increase                                51,900         49,169






      Value of capital stock issued and redeemed is as follows:




                                                         1997            1996

             Shares sold                              $1,982,095     $1,504,226
             Shares issued to shareholders in
               reinvestment of net investment
               income and realized gain from
        security transactions                            425,686        433,606

                                                      $2,407,781      1,937,832
             Shares redeemed                           1,044,095        850,381
               Net increase                           $1,363,686     $1,087,451












(7)  DISTRIBUTION TO SHAREHOLDERS


             On October 14, 1997 a distribution of $.1250 per share aggregating $155,503 was declared to shareholders of record on October 14, 1997, to be payable on October 27, 1997.



(8)  DERIVATIVE FINANCIAL INSTRUMENTS


             In October, 1994, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 119, Disclosure about Derivative Financial Investments and Fair Value of Financial Instruments. The Fund has not entered into any such investment or investment contracts. A covered call option contract is a form of a financial derivative instrument. The Fund's investment and policy restrictions do permit the Fund to sell or write covered call option contracts under certain circumstances and limitations as set forth in the Fund's prospectus.